OTHER ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2025
Disclosure of other accounts receivables [abstract]
OTHER ACCOUNTS RECEIVABLE, NET

NOTE 12 – OTHER ACCOUNTS RECEIVABLE, NET

Balances of other accounts receivable, net of impairment losses, comprise the following as of December 31, 2025 and 2024:

		December 31,		December 31,
	Note	2025		2024

Contract assets (1)	12.1	Ps.	17,075,157	Ps.	19,269,344
Other accounts receivable (2)	12.2		7,776,441		9,051,029
Total other accounts receivable		Ps.	24,851,598	Ps.	28,320,373
Impairment allowance contract assets	4.1.5		(8,455)		(9,103)
Loss allowance			(384,237)		(352,868)
Total other accounts receivable, net		Ps.	24,458,906	Ps.	27,958,402

(1) See Note 12.1 “Financial assets in concession arrangements”.

(2) As of December 2025, the assets related to Multi Financial Group (MFG) were no longer presented line-by-line on the Consolidated Statements of Financial Position and were instead reported in a single line item within “Non-current assets held for sale”, see note 13.A.

12.1 Financial assets in concession arrangements

The following table provides information about assets from contracts with customers as of December 31, 2025 and 2024:

Contract assets	December 31, 2025		December 31, 2024

Financial assets in concession arrangements rights at fair value (1)(3)	Ps.	2,635,437	Ps.	4,181,835
Financial assets in concession arrangements rights at amortized cost (1)		14,439,720		15,087,509
Gross balance of other accounts receivable	Ps.	17,075,157	Ps.	19,269,344
Loss allowance (2)		(8,455)		(9,103)
Total contract assets	Ps.	17,066,702	Ps.	19,260,241
(1)	See note 16 details regarding concession arrangements rights.
(2)	See reconciliations simplified approach and general approach loss allowance on note 4.1.5.
(3)	Includes, as of December 31, 2025, the reclassification to property, plant and equipment for Ps. (2,648,078), due to the termination of the concession contract corresponding to the Ballena–Cartagena gas pipeline segment, operated by Promigas, in compliance with the contractual and regulatory conditions applicable to the natural gas transportation system. See Note 16 “Assets in concession contracts”. See Note 15 “Property, plant and equipment”."

12.2 Other accounts receivable

The detailed information of other accounts receivable measured at amortized cost, as of December 31, 2025 and 2024 is as follows:

Other accounts receivable	December 31, 2025 (1)		December 31, 2024
Debtors	Ps.	1,921,640	Ps.	2,135,285
Accounts receivable for goods and services sales in Non-financial sector companies		1,908,758		1,893,203
Credit card compensations and network compensation		504,715		1,101,495
Government		741,217		875,473
Payment in advance		836,799		871,648
Conditional contributions		653,347		684,801
Taxes		55,376		51,592
Others		1,154,589		1,437,532
Gross balance of other accounts receivable	Ps.	7,776,441	Ps.	9,051,029
Allowance for impairment of other accounts receivable		(384,237)		(352,868)
Other accounts receivable, net	Ps.	7,392,204	Ps.	8,698,161

(1) As of December 2025, the assets related to Multi Financial Group (MFG) were no longer presented line-by-line on the Consolidated Statements of Financial Position and were instead reported in a single line item within “Non-current assets held for sale”, see note 13.A.